Other income (expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Income Expenses [Abstract]
Loss on sale of supplies and fixed assets	$ (124)	$ (162)
Exploration expenditure written off	(1,829)
Allowance for inventory obsolescence	(176)	(238)
Miscellaneous income (expenses)	1,464	(310)
Total Other income (expenses)	$ (665)	$ (710)